SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue liability		¥ 460,432	¥ 520,622
Deferred revenue	¥ 1,211,254	¥ 1,210,536
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net of value added tax	1.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net of value added tax	13.00%